PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 111.8%
Asset-Backed Securities 3.4%
Cayman Islands
Atlas Static Senior Loan Fund Ltd., Series 2022-01A, Class A, 144A, 3 Month SOFR + 2.600% (Cap N/A, Floor 2.600%)	5.100%(c)	07/15/30		5,250	$5,177,343
Madison Park Funding Ltd., Series 2015-18A, Class ARR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)	5.218(c)	10/21/30		4,500	4,388,074
Neuberger Berman CLO Ltd., Series 2014-17A, Class AR2, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)	5.355(c)	04/22/29		2,479	2,432,953
Voya CLO Ltd., Series 2015-03A, Class A1R, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)	5.433(c)	10/20/31		4,900	4,770,358

Total Asset-Backed Securities (cost $16,952,134)					16,768,728
Convertible Bonds 0.5%
Jamaica 0.0%
Digicel Group Holdings Ltd., Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A	7.000	11/17/22(oo)		44	3,058
Spain 0.5%
Cellnex Telecom SA, Sr. Unsec’d. Notes, EMTN, Series CLNX	0.750	11/20/31	EUR	3,400	2,287,698

Total Convertible Bonds (cost $3,881,798)					2,290,756
Corporate Bonds 85.0%
Argentina 0.1%
YPF SA,
Sr. Unsec’d. Notes, 144A	8.500	03/23/25		289	231,722
Sr. Unsec’d. Notes, 144A	8.500	07/28/25		300	216,000
					447,722

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Australia 0.1%
FMG Resources August 2006 Pty Ltd., Sr. Unsec’d. Notes, 144A	6.125%	04/15/32	725	$634,448
Bahrain 0.1%
Oil & Gas Holding Co. BSCC (The), Sr. Unsec’d. Notes, 144A(aa)	7.625	11/07/24	380	376,509
Belarus 0.0%
Development Bank of the Republic of Belarus JSC, Sr. Unsec’d. Notes, 144A	6.750	05/02/24(d)	650	104,000
Brazil 3.6%
Banco do Brasil SA, Sr. Unsec’d. Notes, 144A(aa)	4.875	01/11/29	1,250	1,119,375
Banco Votorantim SA, Sr. Unsec’d. Notes, 144A, MTN(aa)	4.500	09/24/24	1,120	1,083,810
Embraer Netherlands Finance BV, Gtd. Notes, 144A(aa)	6.950	01/17/28	2,055	1,934,423
Globo Comunicacao e Participacoes SA, Sr. Unsec’d. Notes	4.875	01/22/30	1,000	773,880
JSM Global Sarl, Gtd. Notes	4.750	10/20/30	1,600	1,105,300
Light Servicos de Eletricidade SA/Light Energia SA, Gtd. Notes, 144A(aa)	4.375	06/18/26	1,500	1,209,000
MARB BondCo PLC, Gtd. Notes, 144A(aa)	3.950	01/29/31	1,330	977,550
MercadoLibre, Inc., Gtd. Notes	3.125	01/14/31	1,326	958,311
NBM US Holdings, Inc., Gtd. Notes, 144A(aa)	7.000	05/14/26	1,000	969,413
Petrobras Global Finance BV,
Gtd. Notes(aa)	5.600	01/03/31	4,980	4,507,896
Gtd. Notes	5.999	01/27/28	1,100	1,054,900
Gtd. Notes	6.900	03/19/49	1,440	1,182,240
Gtd. Notes	7.375	01/17/27	1,240	1,258,600
				18,134,698

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Canada 4.2%
1011778 BC ULC/New Red Finance, Inc., Sec’d. Notes, 144A(aa)	4.000%	10/15/30	825	$673,406
Athabasca Oil Corp., Sec’d. Notes, 144A(aa)	9.750	11/01/26	1,819	1,932,687
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	1,250	1,110,937
Sr. Unsec’d. Notes, 144A(aa)	7.125	06/15/26	1,075	1,019,767
Sr. Unsec’d. Notes, 144A(aa)	7.500	12/01/24	3,139	3,135,861
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	239	234,464
Sr. Unsec’d. Notes, 144A(aa)	7.875	04/15/27	2,575	2,442,130
Brookfield Residential Properties, Inc./Brookfield Residential US LLC,
Gtd. Notes, 144A(aa)	4.875	02/15/30	1,275	965,813
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	475	370,500

GFL Environmental, Inc., Gtd. Notes, 144A	4.375	08/15/29	700	591,500
Hudbay Minerals, Inc., Gtd. Notes, 144A(aa)	6.125	04/01/29	685	566,838
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., Sr. Sec’d. Notes, 144A	5.000	12/31/26	200	181,294
Mattamy Group Corp.,
Sr. Unsec’d. Notes, 144A(aa)	4.625	03/01/30	825	641,438
Sr. Unsec’d. Notes, 144A	5.250	12/15/27	1,650	1,406,641
MEG Energy Corp.,
Gtd. Notes, 144A	5.875	02/01/29	675	644,625
Gtd. Notes, 144A(aa)	7.125	02/01/27	1,027	1,045,024

New Gold, Inc., Gtd. Notes, 144A(aa)	7.500	07/15/27	1,010	870,809
Parkland Corp., Gtd. Notes, 144A(aa)	4.500	10/01/29	1,625	1,368,217
Precision Drilling Corp.,
Gtd. Notes, 144A	6.875	01/15/29	250	228,263
Gtd. Notes, 144A(aa)	7.125	01/15/26	1,150	1,129,875

Superior Plus LP/Superior General Partner, Inc., Gtd. Notes, 144A	4.500	03/15/29	425	361,178
				20,921,267

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chile 0.3%
Mercury Chile Holdco LLC, Sr. Sec’d. Notes, 144A	6.500%	01/24/27	1,000	$820,181
VTR Comunicaciones SpA, Sr. Sec’d. Notes	4.375	04/15/29	1,000	560,000
VTR Finance NV, Sr. Unsec’d. Notes, 144A	6.375	07/15/28	705	355,276
				1,735,457
China 0.4%
Agile Group Holdings Ltd., Sr. Sec’d. Notes	6.050	10/13/25	1,120	208,810
China Hongqiao Group Ltd., Gtd. Notes	6.250	06/08/24	1,100	930,394
Sunac China Holdings Ltd.,
Sr. Sec’d. Notes	6.500	01/10/25(d)	650	35,750
Sr. Sec’d. Notes	6.500	01/26/26(d)	770	42,350
Sr. Sec’d. Notes	7.250	06/14/22(d)	365	21,900

West China Cement Ltd., Gtd. Notes	4.950	07/08/26	1,143	646,009
Yuzhou Group Holdings Co. Ltd.,
Sr. Sec’d. Notes	7.700	02/20/25(d)	900	27,000
Sr. Sec’d. Notes	8.500	02/26/24(d)	400	12,000
				1,924,213
Colombia 1.0%
AI Candelaria Spain SA, Sr. Sec’d. Notes, 144A (original cost $1,408,400; purchased 05/10/21 - 01/04/22)(f)	5.750	06/15/33	1,440	928,800
Ecopetrol SA,
Sr. Unsec’d. Notes	4.625	11/02/31	500	344,375
Sr. Unsec’d. Notes	5.375	06/26/26	975	884,447
Sr. Unsec’d. Notes(aa)	6.875	04/29/30	1,400	1,143,100

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Colombia (cont’d.)

Millicom International Cellular SA, Sr. Unsec’d. Notes, 144A	4.500%	04/27/31		700	$523,600
SierraCol Energy Andina LLC, Gtd. Notes, 144A(aa)	6.000	06/15/28		1,700	1,117,100
					4,941,422
Costa Rica 0.1%
Autopistas del Sol SA, Sr. Sec’d. Notes	7.375	12/30/30		319	282,317
Instituto Costarricense de Electricidad, Sr. Unsec’d. Notes, 144A	6.750	10/07/31		270	236,132
					518,449
Czech Republic 0.1%
Energo-Pro A/S, Sr. Unsec’d. Notes, 144A	8.500	02/04/27		700	637,131
France 2.2%
Casino Guichard Perrachon SA,
Sr. Unsec’d. Notes, EMTN	4.048	08/05/26	EUR	900	393,229
Sr. Unsec’d. Notes, EMTN	4.498	03/07/24	EUR	2,100	1,585,968

Iliad Holding SASU, Sr. Sec’d. Notes, 144A	5.625	10/15/28	EUR	3,850	3,408,877
La Financiere Atalian SASU,
Gtd. Notes(aa)	4.000	05/15/24	EUR	3,400	3,159,875
Gtd. Notes(aa)	5.125	05/15/25	EUR	1,375	1,279,748

Midco GB SASU, Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%	7.750	11/01/27	EUR	1,050	972,793
					10,800,490
Germany 1.0%
Douglas GmbH, Sr. Sec’d. Notes, 144A(aa)	6.000	04/08/26	EUR	1,400	1,062,912
Kirk Beauty SUN GmbH, Sr. Unsec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%	8.250	10/01/26	EUR	3,201	1,706,739

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Germany (cont’d.)
Nidda BondCo GmbH, Gtd. Notes	5.000%	09/30/25	EUR	1,293	$1,029,121
Wintershall Dea Finance 2 BV, Gtd. Notes	3.000(ff)	07/20/28(oo)	EUR	1,700	1,237,774
					5,036,546
Ghana 0.3%
Tullow Oil PLC, Sr. Sec’d. Notes, 144A(aa)	10.250	05/15/26		1,915	1,632,538
Guatemala 0.1%
CT Trust, Sr. Sec’d. Notes, 144A	5.125	02/03/32		660	525,443
India 2.0%
ABJA Investment Co. Pte Ltd., Gtd. Notes(aa)	5.950	07/31/24		651	636,353
Clean Renewable Power Mauritius Pte Ltd., Sr. Sec’d. Notes, 144A	4.250	03/25/27		1,265	974,339
Delhi International Airport Ltd., Sr. Sec’d. Notes, 144A(aa)	6.450	06/04/29		905	735,313
GMR Hyderabad International Airport Ltd., Sr. Sec’d. Notes(aa)	4.250	10/27/27		1,460	1,149,750
Greenko Investment Co., Sr. Sec’d. Notes	4.875	08/16/23		1,000	955,187
HDFC Bank Ltd., Jr. Sub. Notes, 144A(aa)	3.700(ff)	08/25/26(oo)		2,135	1,702,662
HPCL-Mittal Energy Ltd., Sr. Unsec’d. Notes(aa)	5.250	04/28/27		2,000	1,697,500
India Cleantech Energy, Sec’d. Notes	4.700	08/10/26		805	619,812
Periama Holdings LLC, Gtd. Notes	5.950	04/19/26		770	623,363
Vedanta Resources Finance II PLC, Gtd. Notes	13.875	01/21/24		1,250	1,042,812
					10,137,091

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Israel 0.5%
Energean Israel Finance Ltd.,
Sr. Sec’d. Notes, 144A(aa)	5.375%	03/30/28		1,465	$1,285,537
Sr. Sec’d. Notes, 144A	5.875	03/30/31		500	422,500

Leviathan Bond Ltd., Sr. Sec’d. Notes, 144A(aa)	6.750	06/30/30		1,110	985,504
					2,693,541
Italy 0.4%
Castor SpA, Sr. Sec’d. Notes, 144A(aa)	6.000	02/15/29	EUR	2,650	2,234,152
Jamaica 1.0%
Digicel Group Holdings Ltd., Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000%	8.000	04/01/25		251	85,231
Digicel International Finance Ltd./Digicel International Holdings Ltd.,
Gtd. Notes, 144A	8.000	12/31/26		174	101,581
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25		836	560,413
Sr. Sec’d. Notes, 144A	8.750	05/25/24		1,420	1,204,018
Sr. Sec’d. Notes, 144A	8.750	05/25/24		436	369,234

Digicel Ltd., Gtd. Notes, 144A	6.750	03/01/23		5,020	2,660,600
					4,981,077
Japan 0.2%
SoftBank Group Corp., Sr. Unsec’d. Notes	3.875	07/06/32	EUR	1,400	940,814
Kuwait 0.2%
Kuwait Projects Co. SPC Ltd.,
Gtd. Notes	4.229	10/29/26		925	760,986
Gtd. Notes, EMTN	4.500	02/23/27		200	156,037
					917,023

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Luxembourg 2.0%
Altice France Holding SA,
Gtd. Notes	4.000%	02/15/28	EUR	1,400	$855,224
Sr. Sec’d. Notes	8.000	05/15/27	EUR	4,966	3,566,000

Codere New Holdco SA, Sr. Sec’d. Notes, 144A, Cash coupon N/A or PIK 7.500% (original cost $1,342,148; purchased 11/19/21 - 04/30/22)(f)	7.500	11/30/27(d)	EUR	1,017	539,331
Galapagos SA, Sr. Sec’d. Notes	0.000(cc)	06/15/21(d)	EUR	315	1,554
Intelsat Jackson Holdings SA,
Gtd. Notes^	5.500	08/01/23(d)		2,085	2
Gtd. Notes, 144A^	9.750	07/15/25(d)		3,355	3

LHMC Finco 2 Sarl, Sr. Sec’d. Notes, Cash coupon 7.250% or PIK 8.000%	7.250	10/02/25	EUR	2,184	1,839,206
Monitchem HoldCo 2 SA,
Gtd. Notes	9.500	09/15/26	EUR	545	489,400
Gtd. Notes, 144A	9.500	09/15/26	EUR	3,000	2,693,945
					9,984,665
Macau 0.4%
MGM China Holdings Ltd.,
Sr. Unsec’d. Notes, 144A	4.750	02/01/27		525	388,500
Sr. Unsec’d. Notes, 144A	5.250	06/18/25		325	280,312
Wynn Macau Ltd.,
Sr. Unsec’d. Notes, 144A	5.125	12/15/29		1,000	585,000
Sr. Unsec’d. Notes, 144A	5.500	01/15/26		1,000	685,000
					1,938,812
Malaysia 0.3%
Gohl Capital Ltd., Gtd. Notes	4.250	01/24/27		1,889	1,397,860
Mexico 5.1%
Banco Mercantil del Norte SA,
Jr. Sub. Notes	7.500(ff)	06/27/29(oo)		600	462,488
Jr. Sub. Notes, 144A(aa)	6.625(ff)	01/24/32(oo)		1,485	1,102,612

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Mexico (cont’d.)

Braskem Idesa SAPI, Sr. Sec’d. Notes, 144A(aa)	7.450%	11/15/29		1,250	$948,437
Cemex SAB de CV, Gtd. Notes	5.450	11/19/29		930	809,612
Comision Federal de Electricidad, Gtd. Notes, 144A	4.688	05/15/29		605	509,826
Electricidad Firme de Mexico Holdings SA de CV, Sr. Sec’d. Notes, 144A	4.900	11/20/26		1,000	790,188
FEL Energy VI Sarl, Sr. Sec’d. Notes, 144A	5.750	12/01/40		1,870	1,251,846
Mexico City Airport Trust,
Sr. Sec’d. Notes(aa)	3.875	04/30/28		2,230	1,862,050
Sr. Sec’d. Notes	5.500	07/31/47		670	425,450

Nemak SAB de CV, Sr. Unsec’d. Notes, 144A	3.625	06/28/31		1,230	888,675
Petroleos Mexicanos,
Gtd. Notes(aa)	5.350	02/12/28		2,500	1,988,680
Gtd. Notes(aa)	6.490	01/23/27		3,758	3,282,237
Gtd. Notes(aa)	6.500	03/13/27		2,720	2,370,480
Gtd. Notes(aa)	6.500	06/02/41		2,100	1,307,460
Gtd. Notes, EMTN(aa)	2.750	04/21/27	EUR	1,915	1,397,847
Gtd. Notes, MTN(aa)	6.750	09/21/47		1,825	1,097,737
Gtd. Notes, MTN	6.875	08/04/26		3,200	2,949,262
Total Play Telecomunicaciones SA de CV,
Gtd. Notes, 144A	6.375	09/20/28		910	627,502
Sr. Unsec’d. Notes, 144A(aa)	7.500	11/12/25		1,355	1,136,588
					25,208,977
Morocco 0.1%
OCP SA,
Sr. Unsec’d. Notes	6.875	04/25/44		280	219,065
Sr. Unsec’d. Notes, 144A	3.750	06/23/31		200	148,225
					367,290
Netherlands 1.0%
United Group BV,
Sr. Sec’d. Notes	3.125	02/15/26	EUR	2,900	2,223,671
Sr. Sec’d. Notes, 144A(aa)	3.125	02/15/26	EUR	850	651,766

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Netherlands (cont’d.)

VEON Holdings BV, Sr. Unsec’d. Notes, 144A(aa)	3.375%	11/25/27		920	$460,000
WP/AP Telecom Holdings III BV, Sr. Unsec’d. Notes, 144A	5.500	01/15/30	EUR	1,917	1,465,624
					4,801,061
Nigeria 0.1%
IHS Holding Ltd., Gtd. Notes, 144A	6.250	11/29/28		645	461,296
Panama 0.1%
AES Panama Generation Holdings SRL, Sr. Sec’d. Notes, 144A	4.375	05/31/30		385	302,658
Peru 0.4%
Inkia Energy Ltd., Sr. Unsec’d. Notes	5.875	11/09/27		568	506,691
InRetail Consumer, Sr. Sec’d. Notes	3.250	03/22/28		800	632,500
Kallpa Generacion SA, Gtd. Notes(aa)	4.125	08/16/27		1,000	875,500
					2,014,691
Russia 0.1%
Alfa Bank AO Via Alfa Bond Issuance PLC,
Sub. Notes	5.950(ff)	04/15/30		1,500	87,187
Sub. Notes, 144A	5.950(ff)	04/15/30		985	57,253

Hacienda Investments Ltd. Via DME Airport DAC, Sr. Unsec’d. Notes, 144A	5.350	02/08/28(d)		1,686	337,200
Sovcombank Via SovCom Capital DAC, Jr. Sub. Notes, 144A	7.600(ff)	02/17/27(oo)		1,500	42,188
					523,828
Saudi Arabia 0.3%
Arabian Centres Sukuk Ltd., Gtd. Notes, 144A	5.375	11/26/24		1,635	1,501,748

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
South Africa 1.7%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, MTN(aa)	6.350%	08/10/28		2,080	$1,862,250
Sr. Unsec’d. Notes(aa)	7.125	02/11/25		1,270	1,182,132
Sr. Unsec’d. Notes, EMTN(aa)	6.750	08/06/23		1,580	1,541,487
Sr. Unsec’d. Notes, MTN(aa)	8.450	08/10/28		1,240	1,088,100
Sasol Financing USA LLC,
Gtd. Notes(aa)	4.375	09/18/26		790	691,742
Gtd. Notes(aa)	5.875	03/27/24		1,930	1,874,512
					8,240,223
Spain 0.9%
Cirsa Finance International Sarl, Sr. Sec’d. Notes	6.250	12/20/23	EUR	1,698	1,665,798
Codere Finance 2 Luxembourg SA,
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 10.750% (original cost $682,482; purchased 02/18/19 - 04/30/22)(f)	12.750	11/30/27(d)	EUR	639	525,461
Sr. Sec’d. Notes, 144A, Cash coupon 2.000% and PIK 11.625% (original cost $181,000; purchased 10/18/19 - 04/30/22)(f)	13.625	11/30/27(d)		212	180,184

Kaixo Bondco Telecom SA, Sr. Sec’d. Notes, 144A(aa)	5.125	09/30/29	EUR	2,831	2,245,770
					4,617,213
Sweden 0.6%
Preem Holdings AB, Sr. Unsec’d. Notes, 144A	12.000	06/30/27	EUR	2,800	2,905,455
Switzerland 0.1%
VistaJet Malta Finance PLC/XO Management Holding, Inc., Sr. Unsec’d. Notes, 144A	7.875	05/01/27		625	568,750
Thailand 0.5%
Bangkok Bank PCL, Jr. Sub. Notes, 144A, MTN(aa)	5.000(ff)	09/23/25(oo)		3,016	2,656,342

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Turkey 0.9%
Aydem Yenilenebilir Enerji A/S, Sr. Sec’d. Notes, 144A	7.750%	02/02/27		1,140	$839,539
Eldorado Gold Corp., Sr. Unsec’d. Notes, 144A	6.250	09/01/29		1,400	1,132,390
KOC Holding A/S, Sr. Unsec’d. Notes, 144A(aa)	6.500	03/11/25		2,000	1,873,500
Turkiye Sinai Kalkinma Bankasi A/S, Sr. Unsec’d. Notes, 144A(aa)	6.000	01/23/25		700	645,911
					4,491,340
Ukraine 0.1%
NAK Naftogaz Ukraine via Kondor Finance PLC,
Sr. Unsec’d. Notes(aa)	7.125	07/19/24(d)	EUR	1,035	158,732
Sr. Unsec’d. Notes	7.625	11/08/26(d)		830	117,393
					276,125
United Kingdom 5.9%
Bellis Acquisition Co. PLC, Sr. Sec’d. Notes, 144A(aa)	3.250	02/16/26	GBP	1,700	1,583,619
Bellis Finco PLC, Sr. Unsec’d. Notes, 144A(aa)	4.000	02/16/27	GBP	3,300	2,628,433
Bracken MidCo1 PLC, Sr. Unsec’d. Notes, 144A, Cash coupon 6.750% or PIK 7.500%	6.750	11/01/27	GBP	3,975	3,230,858
eG Global Finance PLC,
Sr. Sec’d. Notes, 144A	4.375	02/07/25	EUR	3,900	3,297,420
Sr. Sec’d. Notes, 144A(aa)	8.500	10/30/25		1,750	1,606,272
Jerrold Finco PLC,
Sr. Sec’d. Notes, 144A	4.875	01/15/26	GBP	2,250	2,119,024
Sr. Sec’d. Notes, 144A(aa)	5.250	01/15/27	GBP	1,325	1,187,596

Market Bidco Finco PLC, Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	2,500	2,168,312
Motion Bondco DAC, Gtd. Notes, 144A(aa)	6.625	11/15/27		450	375,471
Saga PLC, Gtd. Notes	5.500	07/15/26	GBP	2,500	1,889,052
Sherwood Financing PLC, Sr. Sec’d. Notes, 144A(aa)	6.000	11/15/26	GBP	3,050	2,519,046

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United Kingdom (cont’d.)

TalkTalk Telecom Group Ltd., Gtd. Notes	3.875%	02/20/25	GBP	2,600	$2,370,436
Very Group Funding PLC (The), Sr. Sec’d. Notes, 144A	6.500	08/01/26	GBP	3,275	2,544,534
Zenith Finco PLC, Sr. Sec’d. Notes, 144A(aa)	6.500	06/30/27	GBP	2,250	1,991,218
					29,511,291
United States 45.9%
ACCO Brands Corp., Gtd. Notes, 144A	4.250	03/15/29		1,025	814,193
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29		625	532,338
Gtd. Notes, 144A	5.125	03/01/30		375	325,182
Gtd. Notes, 144A(aa)	6.125	08/01/28		655	606,326

Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A(aa)	8.250	02/15/26		1,175	1,198,962
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A(aa)	6.625	07/15/26		1,740	1,665,608
Sr. Unsec’d. Notes, 144A	6.000	06/01/29		650	452,945
Sr. Unsec’d. Notes, 144A(aa)	9.750	07/15/27		3,150	2,738,957

Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Sec’d. Notes, 144A	3.625	06/01/28	EUR	3,225	2,533,332
Alta Equipment Group, Inc., Sec’d. Notes, 144A	5.625	04/15/26		600	517,959
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes^(aa)	7.875	12/15/24(d)		6,450	43,860
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26		662	351,864
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A(aa)	5.750	04/20/29		1,850	1,683,500

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

American Axle & Manufacturing, Inc., Gtd. Notes	6.250%	03/15/26		593	$563,352
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes(aa)	5.750	05/20/27		2,175	2,007,712
Sr. Unsec’d. Notes	5.875	08/20/26		1,150	1,080,628

Amsted Industries, Inc., Sr. Unsec’d. Notes, 144A(aa)	4.625	05/15/30		1,475	1,225,809
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29		225	205,233
Gtd. Notes, 144A(aa)	5.750	01/15/28		2,750	2,604,698
Antero Resources Corp.,
Gtd. Notes, 144A(aa)	5.375	03/01/30		925	856,309
Gtd. Notes, 144A	7.625	02/01/29		1,189	1,212,616

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.250	08/15/27		850	587,520
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Gtd. Notes, 144A	9.000	11/01/27		368	447,434
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29		1,850	1,389,310
Sr. Unsec’d. Notes, 144A	4.625	04/01/30		600	445,388
ASP Unifrax Holdings, Inc.,
Sr. Sec’d. Notes, 144A	5.250	09/30/28		500	402,012
Sr. Unsec’d. Notes, 144A	7.500	09/30/29		275	184,466
At Home Group, Inc.,
Gtd. Notes, 144A	7.125	07/15/29		925	523,152
Sr. Sec’d. Notes, 144A	4.875	07/15/28		150	108,979

B&G Foods, Inc., Gtd. Notes(aa)	5.250	09/15/27		2,770	2,322,506
Banff Merger Sub, Inc., Sr. Unsec’d. Notes	8.375	09/01/26	EUR	5,050	4,581,378
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		1,450	559,251
Gtd. Notes, 144A	5.000	02/15/29		125	48,523
Gtd. Notes, 144A	5.250	01/30/30		2,225	856,625
Gtd. Notes, 144A	5.250	02/15/31		1,600	628,000
Gtd. Notes, 144A	6.250	02/15/29		3,540	1,380,600

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Bausch Health Cos., Inc., (cont’d.)
Gtd. Notes, 144A	7.000%	01/15/28	250	$100,000
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	75	62,972
Gtd. Notes	6.750	03/15/25	1,000	929,932
Gtd. Notes(aa)	7.250	10/15/29	1,650	1,365,432
Boeing Co. (The),
Sr. Unsec’d. Notes(aa)	5.805	05/01/50	1,780	1,529,508
Sr. Unsec’d. Notes	5.930	05/01/60	275	232,610

Bread Financial Holdings, Inc., Gtd. Notes, 144A(aa)	4.750	12/15/24	900	791,507
C&S Group Enterprises LLC, Gtd. Notes, 144A(aa)	5.000	12/15/28	1,000	740,732
Caesars Entertainment, Inc., Sr. Unsec’d. Notes, 144A	4.625	10/15/29	475	380,109
Calpine Corp.,
Sr. Unsec’d. Notes, 144A(aa)	4.625	02/01/29	900	764,774
Sr. Unsec’d. Notes, 144A(aa)	5.000	02/01/31	1,375	1,163,661
Sr. Unsec’d. Notes, 144A(aa)	5.125	03/15/28	6,425	5,716,268

Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A	8.750	08/01/28	725	604,182
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	325	298,293
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes(aa)	4.500	05/01/32	1,300	1,018,056
Sr. Unsec’d. Notes, 144A(aa)	4.250	02/01/31	2,550	2,014,419
Sr. Unsec’d. Notes, 144A	4.500	06/01/33	750	571,270
Sr. Unsec’d. Notes, 144A(aa)	4.750	03/01/30	3,050	2,541,189
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	609	544,515

Cheniere Energy, Inc., Sr. Unsec’d. Notes	4.625	10/15/28	2,550	2,352,666
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	450	435,580
Gtd. Notes, 144A	5.875	02/01/29	475	448,880
Gtd. Notes, 144A	6.750	04/15/29	675	664,500

CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A(aa)	7.000	06/15/25	1,325	1,306,041
CMG Media Corp., Gtd. Notes, 144A	8.875	12/15/27	2,295	1,943,374

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

CNX Midstream Partners LP, Gtd. Notes, 144A	4.750%	04/15/30	250	$205,812
CNX Resources Corp., Gtd. Notes, 144A	7.250	03/14/27	1,525	1,512,973
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	700	639,131
Gtd. Notes, 144A(aa)	6.750	03/01/29	1,000	957,562

Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625	11/15/26	695	261,385
Cornerstone Building Brands, Inc., Gtd. Notes, 144A(aa)	6.125	01/15/29	550	343,715
Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A(aa)	6.750	08/15/24	2,103	1,579,994
CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.000	05/01/29	275	251,820
CSC Holdings LLC,
Gtd. Notes, 144A(aa)	4.125	12/01/30	900	707,106
Sr. Unsec’d. Notes, 144A(aa)	4.625	12/01/30	4,050	2,917,801

Dana, Inc., Sr. Unsec’d. Notes	4.250	09/01/30	450	359,549
DaVita, Inc.,
Gtd. Notes, 144A(aa)	3.750	02/15/31	1,075	780,035
Gtd. Notes, 144A(aa)	4.625	06/01/30	2,550	1,988,190
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A(aa)	6.625	08/15/27	4,125	210,401
Sec’d. Notes, 144A	5.375	08/15/26	3,150	628,554
DISH DBS Corp.,
Gtd. Notes	5.000	03/15/23	760	750,491
Gtd. Notes	5.125	06/01/29	975	659,018
Gtd. Notes(aa)	7.375	07/01/28	515	391,468
Gtd. Notes(aa)	7.750	07/01/26	2,910	2,458,323
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	750	499,450
Gtd. Notes(aa)	9.750	06/15/25	1,550	1,464,155
Sr. Unsec’d. Notes	4.750	02/15/28	700	477,282

Eco Material Technologies, Inc., Sr. Sec’d. Notes, 144A	7.875	01/31/27	475	444,417
Embecta Corp.,
Sr. Sec’d. Notes, 144A	5.000	02/15/30	625	536,481

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Embecta Corp., (cont’d.)
Sr. Sec’d. Notes, 144A	6.750%	02/15/30	300	$274,467

Energy Transfer LP, Jr. Sub. Notes, Series G(aa)	7.125(ff)	05/15/30(oo)	1,275	1,055,655
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A(aa)	6.500	07/01/27	480	467,931
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	200	197,848
Sr. Unsec’d. Notes, 144A	7.500	06/01/30	200	194,629
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30	1,375	1,079,218
Sr. Sec’d. Notes, 144A	4.625	01/15/29	650	565,192

Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A(aa)	7.875	11/15/25	1,350	1,126,415
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	875	657,064
Sr. Unsec’d. Notes(aa)	4.750	01/15/43	4,913	3,428,885
Sr. Unsec’d. Notes(aa)	5.291	12/08/46	5,275	3,904,570
Sr. Unsec’d. Notes	7.400	11/01/46	1,000	914,441
Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26	1,025	880,760
Gtd. Notes, 144A(aa)	5.000	03/01/28	800	663,008

Fortress Transportation & Infrastructure Investors LLC, Sr. Unsec’d. Notes, 144A	5.500	05/01/28	300	256,077
Foundation Building Materials, Inc., Gtd. Notes, 144A	6.000	03/01/29	550	384,813
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A(aa)	7.625	05/01/26	850	671,121
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29	250	175,636
Gtd. Notes, 144A	3.875	10/01/31	1,350	931,516

Global Partners LP/GLP Finance Corp., Gtd. Notes	6.875	01/15/29	450	409,643
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A(aa)	7.625	04/15/26	2,150	2,126,515
Griffon Corp., Gtd. Notes(aa)	5.750	03/01/28	1,275	1,168,089

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

H&E Equipment Services, Inc., Gtd. Notes, 144A(aa)	3.875%	12/15/28	2,150	$1,818,351
Hecla Mining Co., Gtd. Notes(aa)	7.250	02/15/28	480	456,612
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26	325	276,924
Gtd. Notes, 144A	5.000	12/01/29	650	517,305
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	325	297,431
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	700	637,747
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	325	294,769
Sr. Unsec’d. Notes, 144A(aa)	6.250	11/01/28	900	847,506
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	875	805,548

Home Point Capital, Inc., Gtd. Notes, 144A	5.000	02/01/26	675	399,225
Howard Hughes Corp. (The),
Gtd. Notes, 144A(aa)	4.125	02/01/29	1,150	910,730
Gtd. Notes, 144A(aa)	4.375	02/01/31	800	600,485

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A(aa)	5.250	04/15/29	1,875	1,524,391
International Game Technology PLC, Sr. Sec’d. Notes, 144A(aa)	6.250	01/15/27	750	743,070
Jacobs Entertainment, Inc., Sr. Unsec’d. Notes, 144A	6.750	02/15/29	600	529,922
KB Home, Gtd. Notes	4.800	11/15/29	2,500	2,048,016
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	325	261,539
Kraft Heinz Foods Co., Gtd. Notes	5.500	06/01/50	2,900	2,656,858
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28	500	435,971
Sr. Unsec’d. Notes, 144A	8.250	11/01/29	575	460,284

Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.875	05/15/28	800	749,143
LBM Acquisition LLC, Gtd. Notes, 144A	6.250	01/15/29	300	209,578
LCM Investments Holdings II LLC, Sr. Unsec’d. Notes, 144A	4.875	05/01/29	525	444,355

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

LD Holdings Group LLC, Gtd. Notes, 144A	6.125%	04/01/28		925	$518,008
Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	6.750	04/15/25		600	531,343
Likewize Corp., Sr. Sec’d. Notes, 144A(aa)	9.750	10/15/25		790	716,445
M/I Homes, Inc., Gtd. Notes(aa)	4.950	02/01/28		1,075	922,812
Masonite International Corp.,
Gtd. Notes, 144A	3.500	02/15/30		400	317,880
Gtd. Notes, 144A(aa)	5.375	02/01/28		405	369,895

Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	10.125	08/01/24		2,029	1,953,446
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		1,200	980,157
Sr. Unsec’d. Notes, 144A	5.250	10/01/29		1,575	1,227,684

Metis Merger Sub LLC, Sr. Unsec’d. Notes, 144A(aa)	6.500	05/15/29		2,250	1,811,855
MGM Resorts International,
Gtd. Notes(aa)	4.750	10/15/28		3,238	2,811,505
Gtd. Notes	5.750	06/15/25		25	24,252
Gtd. Notes(aa)	6.750	05/01/25		875	863,463

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A(aa)	4.875	05/01/29		1,125	959,064
MIWD Holdco II LLC/MIWD Finance Corp., Gtd. Notes, 144A	5.500	02/01/30		400	310,222
MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A	5.500	09/01/28		950	824,262
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	2.500	03/24/26	GBP	2,750	2,421,760
Nabors Industries Ltd.,
Gtd. Notes, 144A	7.250	01/15/26		575	554,875
Gtd. Notes, 144A	7.500	01/15/28		1,075	997,063
Nabors Industries, Inc.,
Gtd. Notes(aa)	5.750	02/01/25		1,725	1,660,186
Gtd. Notes, 144A	7.375	05/15/27		925	911,398
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A(aa)	5.125	12/15/30		1,525	1,152,799

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Nationstar Mortgage Holdings, Inc., (cont’d.)
Gtd. Notes, 144A	5.500%	08/15/28	440	$358,858
NCR Corp.,
Gtd. Notes, 144A(aa)	5.000	10/01/28	650	550,985
Gtd. Notes, 144A	5.250	10/01/30	300	242,323

NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500	04/15/29	525	459,398
NRG Energy, Inc.,
Gtd. Notes(aa)	5.750	01/15/28	1,240	1,180,396
Gtd. Notes, 144A	3.625	02/15/31	175	139,277
Gtd. Notes, 144A	3.875	02/15/32	500	394,758
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	6.125	01/01/31	550	552,093
Sr. Unsec’d. Notes	6.375	09/01/28	1,000	1,013,254
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	475	370,872
Gtd. Notes(aa)	6.875	03/15/25	1,567	1,519,862
Gtd. Notes(aa)	7.125	03/15/26	1,225	1,179,334

Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A	5.125	04/30/31	275	233,494
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.625	05/13/27	367	350,957
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A(aa)	7.750	11/15/25	650	502,795
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	7.500	06/01/25	1,655	1,659,353
Park River Holdings, Inc., Gtd. Notes, 144A(aa)	5.625	02/01/29	1,350	857,374
Patrick Industries, Inc., Gtd. Notes, 144A	4.750	05/01/29	150	113,923
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	4.125	07/01/29	375	298,139
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	300	273,270

PennyMac Financial Services, Inc., Gtd. Notes, 144A	5.375	10/15/25	650	588,385
PG&E Corp.,
Sr. Sec’d. Notes(aa)	5.000	07/01/28	590	534,953
Sr. Sec’d. Notes(aa)	5.250	07/01/30	2,725	2,413,532

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

Pilgrim’s Pride Corp., Gtd. Notes, 144A(aa)	5.875%	09/30/27	3,925	$3,839,557
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A(aa)	9.500	10/01/28	1,000	858,705
Post Holdings, Inc., Gtd. Notes, 144A	5.500	12/15/29	354	318,710
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes, 144A	5.875	09/01/31	1,250	887,126
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	7.250	11/01/25	1,425	1,242,843
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A(aa)	4.500	09/15/26	1,000	853,851
Sr. Unsec’d. Notes, 144A(aa)	6.500	09/15/28	1,155	726,968

Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A(aa)	7.250	04/01/25	1,470	1,261,035
Range Resources Corp.,
Gtd. Notes(aa)	5.000	03/15/23	1,032	1,029,790
Gtd. Notes, 144A	4.750	02/15/30	325	287,373

RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750	12/01/26	750	599,029
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unsec’d. Notes, 144A	6.625	03/01/30	900	779,728
Scientific Games International, Inc., Gtd. Notes, 144A	8.625	07/01/25	900	927,563
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.000	04/01/31	1,450	1,110,463
Gtd. Notes	4.375	02/01/32	425	322,882

Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes, 144A	4.750	04/01/29	1,035	843,351
Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A(aa)	6.000	11/01/28	1,700	1,454,427
Southwestern Energy Co.,
Gtd. Notes	4.750	02/01/32	250	216,682
Gtd. Notes(aa)	5.375	03/15/30	1,275	1,183,735

Sprint Corp., Gtd. Notes	7.125	06/15/24	2,500	2,539,071

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

SRS Distribution, Inc., Gtd. Notes, 144A	6.000%	12/01/29	700	$570,923
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	3.375	01/15/31	1,050	786,955
Sr. Unsec’d. Notes, 144A(aa)	4.375	07/15/30	1,050	850,219

Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A	5.875	05/15/25	325	304,401
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29	700	604,813
Gtd. Notes	4.500	04/30/30	850	723,873

SWF Escrow Issuer Corp., Sr. Unsec’d. Notes, 144A	6.500	10/01/29	1,600	919,430
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	3,238	2,900,496
Gtd. Notes, 144A	6.000	12/31/30	150	136,068
Gtd. Notes, 144A	7.500	10/01/25	225	227,897
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	625	587,726
Sr. Unsec’d. Notes, 144A(aa)	5.125	08/01/30	1,675	1,392,583

Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Sec’d. Notes, 144A	5.750	06/01/25	425	419,339
Tenet Healthcare Corp.,
Gtd. Notes, 144A	6.125	10/01/28	125	108,377
Sr. Sec’d. Notes, 144A	4.250	06/01/29	1,425	1,200,514
Sr. Sec’d. Notes, 144A	4.375	01/15/30	1,275	1,071,769
Sr. Sec’d. Notes, 144A	6.125	06/15/30	700	650,895
Sr. Unsec’d. Notes(aa)	6.875	11/15/31	525	446,689

Tenneco, Inc., Sr. Sec’d. Notes, 144A	5.125	04/15/29	200	198,345
TopBuild Corp., Gtd. Notes, 144A	4.125	02/15/32	500	394,389
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	10.500	08/01/24(d)	1,475	806,483
Sr. Sec’d. Notes, 144A	10.875	08/01/24(d)	363	349,170

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

TransDigm, Inc., Gtd. Notes	4.625%	01/15/29	700	$596,597
Transocean, Inc., Gtd. Notes, 144A	8.000	02/01/27	150	121,500
Tri Pointe Homes, Inc., Gtd. Notes(aa)	5.700	06/15/28	745	646,177
TriMas Corp., Gtd. Notes, 144A	4.125	04/15/29	1,200	1,031,626
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	675	546,062
Gtd. Notes	3.875	02/15/31	477	395,460

Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A(aa)	7.875	02/15/25	3,565	3,532,397
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(aa)	4.500	05/01/29	475	400,727
Sr. Sec’d. Notes, 144A(aa)	6.625	06/01/27	4,475	4,416,359

Valvoline, Inc., Gtd. Notes, 144A(aa)	4.250	02/15/30	550	532,009
Vector Group Ltd., Sr. Sec’d. Notes, 144A(aa)	5.750	02/01/29	3,050	2,670,509
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A (original cost $279,803; purchased 03/08/19 - 07/18/19)(aa)(f)	5.750	07/15/25	317	104,610
Sr. Sec’d. Notes, 144A (original cost $735,060; purchased 05/08/20)(aa)(f)	9.500	07/01/25	750	468,750

Venture Global Calcasieu Pass LLC, Sr. Sec’d. Notes, 144A	3.875	08/15/29	645	558,017
Viking Cruises Ltd., Gtd. Notes, 144A	5.875	09/15/27	400	315,000
Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	250	194,375
Vista Outdoor, Inc., Gtd. Notes, 144A(aa)	4.500	03/15/29	550	430,550
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	750	666,530
Jr. Sub. Notes, 144A(aa)	8.000(ff)	10/15/26(oo)	1,375	1,305,974
Vistra Operations Co. LLC,
Gtd. Notes, 144A(aa)	4.375	05/01/29	1,375	1,178,436
Gtd. Notes, 144A(aa)	5.000	07/31/27	1,330	1,226,955

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Vistra Operations Co. LLC, (cont’d.)
Gtd. Notes, 144A(aa)	5.625%	02/15/27		2,000	$1,906,072

White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A	6.875	10/15/28		525	446,152
William Carter Co. (The), Gtd. Notes, 144A(aa)	5.625	03/15/27		1,350	1,297,881
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A(aa)	5.125	10/01/29		610	486,199
Sr. Unsec’d. Notes, 144A	7.750	04/15/25		275	268,045

XPO Escrow Sub LLC, Sr. Unsec’d. Notes, 144A	7.500	11/15/27		275	274,467
Zayo Group Holdings, Inc., Sr. Sec’d. Notes, 144A	4.000	03/01/27		500	386,174
					228,657,175
Vietnam 0.2%
Mong Duong Finance Holdings BV, Sr. Sec’d. Notes, 144A(aa)	5.125	05/07/29		1,530	1,060,290
Zambia 0.4%
First Quantum Minerals Ltd., Gtd. Notes, 144A(aa)	7.500	04/01/25		2,245	2,161,935

Total Corporate Bonds (cost $544,329,105)					423,923,056
Floating Rate and other Loans 4.7%
Germany 0.3%
Speedster Bidco GmbH, Second Lien Term Loan, 3 Month EURIBOR + 6.250%	8.108(c)	03/31/28	EUR	2,075	1,680,226
Luxembourg 0.2%
Intelsat Jackson Holdings SA, Term B Loan, 3 Month SOFR + 4.250%	7.445(c)	02/01/29		1,265	1,215,406

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and other Loans (Continued)
Saint Lucia 0.4%
Digicel International Finance Ltd., First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%	7.004%(c)	05/27/24		2,423	$2,061,983
United Kingdom 1.9%
CD&R Firefly Bidco Ltd., Initial Term Loan, SONIA + 8.356%	10.542(c)	06/19/26	GBP	4,500	4,515,525
Constellation Automotive Group Ltd., Facility 1 Loan, SONIA + 7.500%	9.190(c)	07/27/29	GBP	3,000	1,926,624
EG America LLC, Project Becker Additional Facility, 3 Month LIBOR + 4.250%	7.924(c)	03/31/26		408	370,433
EG Group Ltd., Additional Second Lien Loan Facility, 3 Month EURIBOR + 7.000%	7.000(c)	04/30/27	EUR	2,800	2,398,154
					9,210,736
United States 1.9%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	12.941(c)	11/01/25		3,610	3,784,482
Citgo Petroleum Corp., 2019 Incremental Term B Loan, 1 Month LIBOR + 6.250%	10.004(c)	03/28/24		770	769,746
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 8.100%	11.208(c)	05/25/26		261	249,174
Second Lien Term Loan, 1 Month SOFR + 3.350%	6.458(c)	08/24/26		266	51,082

Finastra USA, Inc., Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%	10.621(c)	06/13/25		1,175	860,688
Great Outdoors Group LLC, Term B-2 Loan, 1 Month LIBOR + 3.750%	7.504(c)	03/06/28		1,474	1,384,816
Heritage Power LLC, Term Loan B, 3 Month LIBOR + 6.000%	10.415(c)	07/30/26		2,470	791,506
MLN US Holdco LLC,
Term Loan, 3 Month LIBOR + 6.440%	10.894(c)	10/18/27		27	25,930
Term Loan, 3 Month LIBOR + 6.800%	11.254(c)	10/18/27		61	55,187
Term Loan, 3 Month LIBOR + 8.750%	12.502(c)	10/18/27		4	3,200

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
United States (cont’d.)

Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	8.473%(c)	07/14/28	1,425	$1,167,295
TPC Group, Inc., Term Loan DIP Facility, 1 - 3 Month SOFR + 10.114%^	13.383(c)	03/01/23	143	143,345
				9,286,451

Total Floating Rate and other Loans (cost $31,430,481)				23,454,802
Sovereign Bonds 16.4%
Angola 1.0%
Angolan Government International Bond,
Sr. Unsec’d. Notes	8.250	05/09/28	2,380	1,993,250
Sr. Unsec’d. Notes	9.500	11/12/25	2,655	2,581,988
Sr. Unsec’d. Notes, EMTN	8.000	11/26/29	650	528,125
				5,103,363
Argentina 1.7%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	0.500(cc)	07/09/30	15,126	3,168,874
Sr. Unsec’d. Notes	1.000	07/09/29	1,237	253,014
Sr. Unsec’d. Notes	1.500(cc)	07/09/35	1,864	369,005
Sr. Unsec’d. Notes	3.875(cc)	01/09/38	14,099	3,624,324

Provincia de Buenos Aires, Sr. Unsec’d. Notes, 144A, MTN	5.250(cc)	09/01/37	4,304	1,296,130
				8,711,347
Bahrain 0.4%
Bahrain Government International Bond,
Sr. Unsec’d. Notes(aa)	6.750	09/20/29	1,240	1,161,957
Sr. Unsec’d. Notes	7.000	10/12/28	430	411,268
Sr. Unsec’d. Notes	7.500	09/20/47	421	335,169
				1,908,394

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Brazil 1.5%
Brazilian Government International Bond,
Sr. Unsec’d. Notes	3.875%	06/12/30		3,960	$3,325,905
Sr. Unsec’d. Notes	4.500	05/30/29		3,170	2,836,754
Sr. Unsec’d. Notes(aa)	5.625	01/07/41		1,500	1,204,031
					7,366,690
Cameroon 0.2%
Republic of Cameroon International Bond,
Sr. Unsec’d. Notes	5.950	07/07/32	EUR	290	186,608
Sr. Unsec’d. Notes	9.500	11/19/25		1,080	1,041,052
					1,227,660
Colombia 1.4%
Colombia Government International Bond,
Sr. Unsec’d. Notes	3.000	01/30/30		2,900	2,048,850
Sr. Unsec’d. Notes(aa)	3.875	04/25/27		1,290	1,074,167
Sr. Unsec’d. Notes(aa)	4.500	03/15/29		1,550	1,250,462
Sr. Unsec’d. Notes	6.125	01/18/41		2,645	1,890,018
Sr. Unsec’d. Notes	7.375	09/18/37		780	656,321
					6,919,818
Dominican Republic 1.6%
Dominican Republic International Bond,
Sr. Unsec’d. Notes	5.500	01/27/25		1,225	1,195,753
Sr. Unsec’d. Notes	5.950	01/25/27		3,000	2,793,375
Sr. Unsec’d. Notes	6.850	01/27/45		1,840	1,413,695
Sr. Unsec’d. Notes	7.450	04/30/44		2,300	1,918,775
Sr. Unsec’d. Notes, 144A	5.875	01/30/60		855	572,850
					7,894,448
Ecuador 0.4%
Ecuador Government International Bond,
Sr. Unsec’d. Notes	5.500(cc)	07/31/30		720	381,510
Sr. Unsec’d. Notes, 144A	5.583(s)	07/31/30		414	127,192
Sr. Unsec’d. Notes, 144A	1.500(cc)	07/31/40		901	292,285

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ecuador (cont’d.)
Ecuador Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	2.500%(cc)	07/31/35		1,829	$664,434
Sr. Unsec’d. Notes, 144A	5.500(cc)	07/31/30		786	416,323
					1,881,744
Egypt 0.8%
Egypt Government International Bond,
Sr. Unsec’d. Notes	5.875	06/11/25		500	429,375
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	1,845	1,096,272
Sr. Unsec’d. Notes, EMTN	4.750	04/11/25	EUR	1,050	866,448
Sr. Unsec’d. Notes, EMTN	4.750	04/16/26	EUR	1,230	916,219
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	860	509,937
Sr. Unsec’d. Notes, MTN	5.800	09/30/27		335	243,294
					4,061,545
El Salvador 0.1%
El Salvador Government International Bond,
Sr. Unsec’d. Notes	7.750	01/24/23		373	335,187
Sr. Unsec’d. Notes	8.250	04/10/32		1,000	394,875
					730,062
Gabon 0.4%
Gabon Government International Bond,
Sr. Unsec’d. Notes	6.625	02/06/31		340	237,214
Sr. Unsec’d. Notes	6.950	06/16/25		1,220	1,094,950
Sr. Unsec’d. Notes, 144A	6.625	02/06/31		650	453,497
Sr. Unsec’d. Notes, 144A	7.000	11/24/31		540	376,413
					2,162,074
Ghana 0.1%
Ghana Government International Bond,
Sr. Unsec’d. Notes	7.875	03/26/27		930	279,000
Sr. Unsec’d. Notes	8.125	01/18/26		390	141,814
					420,814

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Guatemala 0.3%
Guatemala Government Bond,
Sr. Unsec’d. Notes	4.375%	06/05/27		1,140	$1,046,876
Sr. Unsec’d. Notes	4.900	06/01/30		450	407,194
Sr. Unsec’d. Notes	6.125	06/01/50		300	257,588
					1,711,658
Honduras 0.1%
Honduras Government International Bond, Sr. Unsec’d. Notes	6.250	01/19/27		930	729,934
Iraq 0.7%
Iraq International Bond,
Sr. Unsec’d. Notes	5.800	01/15/28		815	691,109
Sr. Unsec’d. Notes	6.752	03/09/23		2,975	2,918,847
					3,609,956
Ivory Coast 0.8%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	270	186,496
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	1,540	1,161,213
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	1,245	931,468
Sr. Unsec’d. Notes	6.875	10/17/40	EUR	2,405	1,586,178
					3,865,355
Lebanon 0.1%
Lebanon Government International Bond,
Sr. Unsec’d. Notes, EMTN	6.100	10/04/22(d)		2,000	121,625
Sr. Unsec’d. Notes, GMTN	6.250	05/27/22(d)		2,550	151,884
					273,509
Mongolia 0.1%
Mongolia Government International Bond, Sr. Unsec’d. Notes, EMTN	8.750	03/09/24		270	251,319

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Morocco 0.2%
Morocco Government International Bond,
Sr. Unsec’d. Notes	1.500%	11/27/31	EUR	330	$217,340
Sr. Unsec’d. Notes	2.000	09/30/30	EUR	1,150	821,681
					1,039,021
Mozambique 0.3%
Mozambique International Bond, Unsec’d. Notes	5.000(cc)	09/15/31		2,295	1,536,646
Nigeria 0.5%
Nigeria Government International Bond,
Sr. Unsec’d. Notes	7.143	02/23/30		670	435,500
Sr. Unsec’d. Notes	7.625	11/21/25		685	589,100
Sr. Unsec’d. Notes	7.875	02/16/32		1,400	896,000
Sr. Unsec’d. Notes, EMTN	6.500	11/28/27		450	318,375
					2,238,975
Oman 0.8%
Oman Government International Bond,
Sr. Unsec’d. Notes	4.750	06/15/26		830	784,350
Sr. Unsec’d. Notes	5.625	01/17/28		1,085	1,030,750
Sr. Unsec’d. Notes	6.500	03/08/47		1,120	922,600
Sr. Unsec’d. Notes	6.750	01/17/48		720	603,900
Sr. Unsec’d. Notes	7.375	10/28/32		440	448,800
					3,790,400
Pakistan 0.5%
Pakistan Government International Bond,
Sr. Unsec’d. Notes	8.250	04/15/24		1,840	763,802
Sr. Unsec’d. Notes	8.250	09/30/25		290	98,632
Sr. Unsec’d. Notes, 144A	8.250	04/15/24		530	220,008
Sr. Unsec’d. Notes, 144A	8.250	09/30/25		610	207,467
Sr. Unsec’d. Notes, EMTN	7.375	04/08/31		660	199,723

Third Pakistan International Sukuk Co. Ltd. (The), Sr. Unsec’d. Notes	5.625	12/05/22		870	778,746
					2,268,378

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Paraguay 0.2%
Paraguay Government International Bond, Sr. Unsec’d. Notes	6.100%	08/11/44		950	$816,288
Senegal 0.2%
Senegal Government International Bond,
Sr. Unsec’d. Notes	4.750	03/13/28	EUR	875	704,746
Sr. Unsec’d. Notes	5.375	06/08/37	EUR	275	164,420
Sr. Unsec’d. Notes, 144A	5.375	06/08/37	EUR	570	340,798
					1,209,964
South Africa 0.2%
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes	4.850	09/30/29		630	533,649
Sr. Unsec’d. Notes	5.750	09/30/49		600	397,500
Sr. Unsec’d. Notes	7.300	04/20/52		310	241,025
					1,172,174
Turkey 1.5%
Turkey Government International Bond,
Sr. Unsec’d. Notes(aa)	4.250	04/14/26		1,750	1,485,313
Sr. Unsec’d. Notes	4.875	10/09/26		3,000	2,546,250
Sr. Unsec’d. Notes(aa)	5.600	11/14/24		1,390	1,327,450
Sr. Unsec’d. Notes	5.950	01/15/31		495	378,056
Sr. Unsec’d. Notes(aa)	6.000	03/25/27		525	456,094
Sr. Unsec’d. Notes(aa)	6.375	10/14/25		1,245	1,153,181
					7,346,344
Ukraine 0.3%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	4.375	01/27/32(d)	EUR	605	89,684
Sr. Unsec’d. Notes	6.750	06/20/28(d)	EUR	1,230	199,274
Sr. Unsec’d. Notes	7.750	09/01/24(d)		320	78,960
Sr. Unsec’d. Notes	7.750	09/01/25(d)		260	54,486
Sr. Unsec’d. Notes	7.750	09/01/26(d)		590	97,276
Sr. Unsec’d. Notes	7.750	09/01/27(d)		1,005	166,956
Sr. Unsec’d. Notes	7.750	09/01/28(d)		910	161,525

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Ukraine (cont’d.)
Ukraine Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	7.750%	09/01/29(d)	1,180	$206,352
Sr. Unsec’d. Notes	8.994	02/01/26(d)	400	73,450
Sr. Unsec’d. Notes	9.750	11/01/30(d)	3,075	563,686
				1,691,649
Zambia 0.0%
Zambia Government International Bond, Sr. Unsec’d. Notes	8.500	04/14/24(d)	340	130,900

Total Sovereign Bonds (cost $129,810,757)				82,070,429

	Shares
Common Stocks 1.8%
Luxembourg 0.3%
Intelsat Emergence SA*	51,374	1,366,548
Spain 0.0%
Codere New Topco SA (original Cost $0; purchased 11/19/21)^(f)	36,655	—
United States 1.5%
CEC Entertainment, Inc.	34,226	718,746
Chesapeake Energy Corp.	33,960	3,473,089
Chesapeake Energy Corp. Backstop Commitment	1,314	134,383
Ferrellgas Partners LP (Class B Stock) (original cost $2,328,464; purchased 09/15/15 - 01/30/17)^(f)	8,479	1,768,211
GenOn Energy Holdings, Inc. (Class A Stock) (original cost $1,545,243; purchased 02/28/19)^(f)	14,397	1,439,700
		7,534,129

Total Common Stocks (cost $3,904,531)		8,900,677

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Rights* 0.0%
Luxembourg
Intelsat Jackson Holdings SA, Series A (Luxembourg) CVR, expiring 12/05/25^	5,379	$51,266
Intelsat Jackson Holdings SA, Series B (Luxembourg) CVR, expiring 12/05/25^	5,379	10,648

Total Rights (cost $0)		61,914

	Units
Warrants* 0.0%
United States
TPC Group, Inc., expiring 08/01/24^ (cost $0)	1,033,339	103

Total Long-Term Investments (cost $730,308,806)		557,470,465

	Shares
Short-Term Investment 3.7%
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $18,572,026)	18,572,026	18,572,026

TOTAL INVESTMENTS 115.5% (cost $748,880,832)		576,042,491
Liabilities in excess of other assets(z) (15.5)%		(77,384,572)

Net Assets 100.0%		$498,657,919

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CSI—Credit Suisse International
CVR—Contingent Value Rights

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
DIP—Debtor-In-Possession
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
GMTN—Global Medium Term Note
HSBC—HSBC Bank PLC
JPM—JPMorgan Chase Bank N.A.
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $3,457,138 and 0.7% of net assets.
(aa)	Represents security, or a portion thereof, with aggregate value of $208,653,602 segregated as collateral for amount of $89,000,000 borrowed and outstanding as of October 31, 2022.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $8,502,600. The aggregate value of $5,955,047 is 1.2% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward foreign currency exchange contracts outstanding at October 31, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 11/02/22	BOA	GBP	31,805	$35,993,251	$36,475,399	$482,148	$—
Expiring 11/02/22	MSI	GBP	2,569	2,869,606	2,946,309	76,703	—
Expiring 12/02/22	HSBC	GBP	531	611,633	609,284	—	(2,349)
Euro,
Expiring 11/02/22	JPM	EUR	71,428	71,520,660	70,598,720	—	(921,940)

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Forward foreign currency exchange contracts outstanding at October 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 11/02/22	MSI	EUR	4,407	$4,325,387	$4,355,439	$30,052	$—
Expiring 12/02/22	JPM	EUR	507	512,931	502,503	—	(10,428)
				$115,833,468	$115,487,654	588,903	(934,717)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 11/02/22	MSI	GBP	34,374	$37,208,058	$39,421,708	$—	$(2,213,650)
Expiring 12/02/22	BOA	GBP	31,805	36,019,649	36,506,919	—	(487,270)
Euro,
Expiring 11/02/22	JPM	EUR	75,835	73,234,539	74,954,159	—	(1,719,620)
Expiring 12/02/22	JPM	EUR	71,428	71,672,374	70,754,372	918,002	—
				$218,134,620	$221,637,158	918,002	(4,420,540)
						$1,506,905	$(5,355,257)
Credit default swap agreement outstanding at October 31, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
EQT Corp.	12/20/22	5.000%(Q)	550	0.861%	$6,336	$2,787	$3,549	CSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at October 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.39.V1	12/20/32	1.000%(Q)	14,095	$331,065	$248,279	$(82,786)

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Credit default swap agreement outstanding at October 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2022(4)	Value at Trade Date	Value at October 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.38.V2	06/20/27	5.000%(Q)	15,568	4.795%	$(130,201)	$207,273	$337,474
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).